Restricted Net Assets or Parent Company’s Condensed Financial Statements (Details) - Schedule of Condensed Statements Of Cash Flows (Unaudited) - Parent [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Cash Flows from Operating Activities
Net income	$ 864,722
Non cash adjustment	(864,733)
Increase in accrued liabilities	1
Net Cash Used in Operating Activities	(10)
Cash Flows from Investing Activities:
Advance to subsidiary	(8,368,965)
Net Cash Used in Investing Activities	(8,368,965)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	7,228,964
Proceeds from exercise of option, net of costs	1,144,687
Net Cash Provided by Financing Activities	8,373,651
Net increase in cash and cash equivalents	4,676
Cash, cash equivalents and restricted cash, beginning of the period
Cash, cash equivalents and restricted cash, end of the period	4,676
Offering costs paid by subsidiary	$ 946,352